Consolidated net cash/(debt)	12 Months Ended
Dec. 31, 2020
Disclosure Of Consolidated Net Debt [Abstract]
Consolidated net cash/(debt)
23 Consolidated net (debt)/cash

	Financing liabilities			Other assets
Year ended 31 December 2020	Borrowings excluding overdrafts(a) US$m	Lease liabilities(b) US$m	Debt-related derivatives (included in Other financial assets/liabilities)(c) US$m	Cash and cash equivalents(d) US$m	Other investments(e) US$m	Net debt US$m
Analysis of changes in consolidated net debt
Opening balance	(12,806)	(1,309)	(147)	8,027	2,584	(3,651)
Foreign exchange adjustment	(83)	(47)	39	165	—	74
Cash movements excluding exchange movements	505	324	91	2,189	(58)	3,051
Other non-cash movements	(269)	(146)	265	—	12	(138)
Closing balance	(12,653)	(1,178)	248	10,381	2,538	(664)

Year ended 31 December 2019	Financing liabilities			Other assets
	Borrowings excluding overdrafts(a) US$m	Lease liabilities(b) US$m	Debt-related derivatives (included in Other financial assets/ liabilities)(c) US$m	Cash and cash equivalents(d) US$m	Other investments(e) US$m	Net (debt)/cash US$m
Analysis of changes in consolidated net (debt)/cash
Opening balance	(12,707)	(44)	(288)	10,772	2,522	255
Adjustment for transition to new accounting standard(f)	—	(1,248)	—	—	—	(1,248)
Foreign exchange adjustment	(5)	(9)	3	(54)	—	(65)
Cash movements excluding exchange movements	123	315	—	(2,808)	28	(2,342)
Other non-cash movements	(217)	(323)	138	117	34	(251)
Closing balance	(12,806)	(1,309)	(147)	8,027	2,584	(3,651)
(a)Borrowings excluding overdrafts and including lease liabilities at 31 December 2020 of US$13,831 million (2019: US$14,115 million) differ from total borrowings and other financial liabilities of US$14,015 million (2019: US$14,713 million) on the balance sheet as they exclude other current financial liabilities of US$23 million (2019: US$350 million) and other non-current financial liabilities of US$161 million (2019: US$248 million).
(b)Other movements in lease liabilities include the net impact of additions, modifications and terminations during the year.
(c)Included within "Debt-related derivatives" are interest rate and cross currency interest rate swaps that are in hedge relationships with the Group's debt.
(d)Other non-cash movements in the year ended 31 December 2019 of US$117 million represents the elimination of cash movements during the year in respect of assets held for sale which are included in the cash flow statement.
(e)Other investments comprise US$2,538 million (2019: US$2,584 million) of highly liquid financial assets held in managed investment funds classified as held for trading.
(f)The impact of the transition to new accounting pronouncement IFRS 16 “Leases” on 1 January 2019.

Further information relating to the currency and interest rate exposures arising from net debt and related derivatives is given in note 29.